Schedule of the Remaining Contractual Maturities of the Bank Loans (Details)	Sep. 30, 2025 USD ($)	Mar. 30, 2020 USD ($)	Mar. 30, 2020 HKD ($)
Debt Disclosure [Abstract]
2026	$ 294,279
2027	119,042
2028	128,419
2029	90,107
2030	28,345
2031	1,554
Total repayments of bank loans	661,746	$ 257,040	$ 2,000,000
Less: imputed interest	(27,480)
Balance recognized on the balance sheet as of September 30, 2025	$ 634,266